Short-Term Loan (Details) - USD ($) $ in Millions	Dec. 31, 2025	Sep. 30, 2024	Sep. 30, 2021
Short-Term Loan [Abstract]
Loan agreement term			3 years
Loan amount (in Dollars)			$ 3.8
Additional term of long term debt	3 months	12 months
Loan bears annual interest rate	1.149%